Investment Risks - American Century International Bond Fund	Mar. 01, 2026
EMERGING MARKETS DEBT FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
EMERGING MARKETS DEBT FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (PCAOB) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks.
EMERGING MARKETS DEBT FUND | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
EMERGING MARKETS DEBT FUND | Sovereign Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk – Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no bankruptcy process for collecting sovereign debt and legal remedies may be limited and onerous to pursue.
EMERGING MARKETS DEBT FUND | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – Debt securities, especially high-yield debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
EMERGING MARKETS DEBT FUND | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.
EMERGING MARKETS DEBT FUND | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ from those in the U.S. A period of rising interest rates may negatively affect the fund’s performance.
EMERGING MARKETS DEBT FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.
EMERGING MARKETS DEBT FUND | Single Country Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
EMERGING MARKETS DEBT FUND | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
EMERGING MARKETS DEBT FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial – in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
EMERGING MARKETS DEBT FUND | Bank Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
EMERGING MARKETS DEBT FUND | Collateralized Obligation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligation Risk – Collateralized obligations, such as collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
EMERGING MARKETS DEBT FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reasons, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
EMERGING MARKETS DEBT FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
EMERGING MARKETS DEBT FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
EMERGING MARKETS DEBT FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GLOBAL BOND FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
GLOBAL BOND FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Investing in securities of companies located in emerging markets countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
GLOBAL BOND FUND | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
GLOBAL BOND FUND | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
GLOBAL BOND FUND | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ from those in the U.S. A period of rising interest rates may negatively affect the fund’s performance.
GLOBAL BOND FUND | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.
GLOBAL BOND FUND | Single Country Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
GLOBAL BOND FUND | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
GLOBAL BOND FUND | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial – in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
GLOBAL BOND FUND | Bank Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
GLOBAL BOND FUND | Collateralized Obligation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligation Risk – Collateralized obligations, such as collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability and prices and interest rates of underlying assets. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
GLOBAL BOND FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have adverse tax consequences. Redemption activity can occur for many reason, including shareholder reactions to market events or product changes. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
GLOBAL BOND FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
GLOBAL BOND FUND | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
GLOBAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
GLOBAL BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.